Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation
Stock-based compensation expense	$ 48,037	$ 36,902	$ 26,399
Amortization period	4 years
Cost of revenues
Stock-based compensation
Stock-based compensation expense	$ 3,716	2,616	1,196
Sales and marketing
Stock-based compensation
Stock-based compensation expense	8,264	5,357	3,209
Product development
Stock-based compensation
Stock-based compensation expense	21,879	15,076	10,210
General and administrative
Stock-based compensation
Stock-based compensation expense	$ 14,178	$ 13,853	$ 11,784